UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                    CityCityplaceWashington, StateD.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR
ABOUT FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.


Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006

Check here if Amendment    [x];     Amendment Number:  2
         This Amendment (Check only one.):[ ] is a restatement
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
         New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
August 13, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                          FORM 13F/A SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:              1

         Form 13F Information Table Entry Total:         5

         Form 13F Information Table Value Total:   197,715
                                                     (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                No.             Form 13F                File Number Name
                1               28-1159                 Lehman Brothers Inc.


Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.

                                 TITLE OF            VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (X$1000)   PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED     NONE
-------------------------------- -------- --------- --------   ------- --- ---- ---------- -------- -------- -------- --------
CAREMARK RX INC                  COMMON   141705103   137064   2400000 SH       DEFINED    01        2400000        0        0
CASCADE NATURAL GAS CORP         COMMON   147339105     4637    178900 SH       DEFINED    01         178900        0        0
DUQUESNE LIGHT HOLDINGS INC      COMMON   266233105    22045   1110600 SH       DEFINED    01        1110600        0        0
NORTHWESTERN CORP                COMMON   668074305    25427    718706 SH       DEFINED    01         718706        0        0
PREMIUM STANDARD FARMS INC       COMMON   74060C105     8542    460000 SH       DEFINED    01         460000        0        0
